Long-Term Debt - Components of Long-Term Debt (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Components of Long-term debt
Long-term debt		$ 1,952,522	$ 696,250
Less: Debt issuance costs and issuance discounts		(37,492)	(7,486)
Current portion of long-term debt		(10,612)	(3,000)
Long-term debt (less current portion)		1,904,418	685,764
Fair value of long-term debt	[1]	1,991,164	662,844
Amended and restated revolving credit facility | Variable rate credit facility
Components of Long-term debt
Long-term debt		0	0
Senior 5.125% Unsecured Notes, Due 2025 | Senior unsecured notes
Components of Long-term debt
Long-term debt		400,000	400,000
Senior Unsecured Notes, Due 2027 | Senior unsecured notes
Components of Long-term debt
Long-term debt		500,000	0
Term Loan B, Maturing 2024
Components of Long-term debt
Long-term debt		293,250	296,250
Term Loan B-1, Maturing 2026
Components of Long-term debt
Long-term debt		$ 759,272	$ 0

[1]	* Fair values of the 2025 and 2027 Senior Notes are estimated based on quoted private market transactions and are classified as Level 1 in the fair value hierarchy. The fair values of the term loans are based on observable estimates provided by third party financial professionals, and as such, are classified within Level 2 of the fair value hierarchy.